RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	May 13, 2022	May 10, 2022	Oct. 28, 2021	Oct. 31, 2021	Sep. 30, 2024	Dec. 31, 2022	Jul. 12, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Issuance of common shares					$ 35,000
Common shares, par value (in dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding					21,124,057			5,291,381
Related party					$ 1,057,000
Related party
RELATED PARTY TRANSACTIONS
Related party					$ 686,000
Monterey Capital Acquisition Corporation
RELATED PARTY TRANSACTIONS
Issuance of common shares						$ 622,882
Common shares, par value (in dollars per share)							$ 0.0001	$ 0.0001
Related party						$ 9,960		$ 68,460
Monterey Capital Acquisition Corporation | Class B common stock
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)						$ 0.0001		$ 0.0001
Common stock, shares outstanding						2,300,000		2,300,000
Monterey Capital Acquisition Corporation | Sponsor
RELATED PARTY TRANSACTIONS
Related party						$ 9,960		$ 68,460
Monterey Capital Acquisition Corporation | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Stock transferred to others				25,000
Monterey Capital Acquisition Corporation | Founder shares
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding		2,300,000
Shares subject to forfeiture		300,000
Shares are no longer subject to forfeiture	300,000
Monterey Capital Acquisition Corporation | Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares surrendered		575,000
Consideration of shares surrendered for cancellations		$ 0
Monterey Capital Acquisition Corporation | Founder shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Issuance of common shares				$ 25,000
Purchase price, per unit				$ 0.009
Issuance of common stock (in shares)				2,875,000
Common shares, par value (in dollars per share)				$ 0.0001
Number of shares surrendered		575,000
Consideration of shares surrendered for cancellations		$ 0
Common stock, shares outstanding								2,300,000
Shares subject to forfeiture				300,000
Shares are no longer subject to forfeiture	300,000
Related party						$ 4,860		$ 4,860
Monterey Capital Acquisition Corporation | Founder shares | Sponsor | Class B common stock | Independent directors
RELATED PARTY TRANSACTIONS
Stock transferred to others			25,000
Monterey Capital Acquisition Corporation | Founder shares | Sponsor | Class B common stock | Anchor investor
RELATED PARTY TRANSACTIONS
Stock transferred to others	60,000
Monterey Capital Acquisition Corporation | Founder shares | Sponsor | Class B common stock | Ten anchor investors
RELATED PARTY TRANSACTIONS
Stock transferred to others	600,000